Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD STAR FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 19, 2025
ETF | Vanguard STAR Core-Plus Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return while generating a moderate to high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell Institutional shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional shares with the cost of investing in other funds. They illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in fixed income securities of various maturities, yields, and qualities. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds, which include fixed income securities such as corporate bonds; U.S. Treasury obligations and other U.S. government and agency securities; and asset-backed, mortgage-backed, and mortgage-related securities. In general, bonds purchased by the Fund will have a maturity of 90 days or more at the time of their issuance. The Fund may invest in fixed income securities of non-U.S. issuers, including emerging market countries. The Fund’s dollar-weighted average maturity will normally range between 4 and 12 years, and may either be longer or shorter under certain market conditions, such as during periods of market stress, where there is significant change to market structure, or where prepayment of certain securities held by the fund (such as asset-backed, mortgage-backed or similar securities) varies from what is expected under normal market conditions.The Fund can purchase bonds of any quality. High-quality fixed income securities are investment-grade securities that are rated the equivalent of A3 or better by Moody’s Ratings, or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Medium-quality fixed income securities are investment-grade securities that are rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Both high-quality and medium-quality fixed income securities are considered to be “investment-grade.” Lower quality fixed income securities—commonly known as “junk bonds”—are non-investment-grade securities that are rated the equivalent of Ba1 or lower by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. No more than 35% of the Fund’s assets may be invested in non-investment-grade fixed income securities, or junk bonds. The Fund seeks to have a majority of its assets denominated in or hedged back to the U.S. dollar but has the ability to invest in bonds denominated in a foreign currency on an unhedged basis. The Fund may attempt to hedge some or all of its foreign currency exposure, primarily through the use of foreign currency exchange forward contracts, in an effort to manage the currency risk associated with investing in securities denominated in currencies other than the U.S. dollar.In addition to foreign currency exchange forward contracts, the Fund may invest in other derivatives instruments, such as options, futures contracts, other swap agreements, or in to be announced (“TBA”) mortgage-backed securities. The fund may also take short positions in TBA securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance, and the level of risk may vary based on market conditions:• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. A fund’s income declines when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower- yielding bonds. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such prepayments and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. For funds that invest in mortgage-backed securities, extension risk is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates.• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline.• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.• Emerging markets risk, which is the chance that the bonds of governments, government agencies, government-owned corporations, and foreign companies located in emerging market countries will be substantially more volatile, and substantially less liquid, than the bonds of governments, government agencies, government-owned corporations, and foreign companies located in more developed foreign markets because, among other factors, emerging market countries can have more variable economic performance; greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and record keeping systems; and greater political, social, and economic instability than developed markets.• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, government-owned corporations, and foreign companies. Because the Fund may invest in bonds of issuers located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging market countries.• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.• Currency hedging risk. The Fund has the ability to invest in foreign bonds which may or may not be denominated in or hedged back to U.S. dollars. The Fund will decline in value if it underhedges a currency that has weakened or overhedges a currency that has strengthened relative to the U.S. dollar. In addition, the Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates.• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.• Management of certain similar funds risk. The name, investment objective, principal investment strategies, and risks of the Fund are similar to another separate fund managed by the Fund’s portfolio managers. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, that other fund.• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.• TBA Securities risk. A TBA transaction represents an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics for a fixed unit price at a future date, but does not specify the particular security to be delivered. TBA transactions involve the risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.• Counterparty risk, which is the chance that the counterparty to a derivatives contract, or other investment vehicle, with the Fund is unable or unwilling to meet its financial obligations.Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this this Fund before you purchase shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This is the Fund’s initial prospectus, so it does not contain performance data.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This is the Fund’s initial prospectus, so it does not contain performance data.
ETF | Vanguard STAR Core-Plus Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.
ETF | Vanguard STAR Core-Plus Bond Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ETF | Vanguard STAR Core-Plus Bond Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 64

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.